NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes Payable [Abstract]
NOTES PAYABLE
NOTE 8 – NOTES PAYABLE

Issuance and Payment of Multiple Advance Revolving Credit Note

On January 31, 2013, we entered into a business loan agreement with Plato and Associates, LLC, a Florida limited liability company, or Plato, for a Multiple Advance Revolving Credit Note, or the Plato Note.  The Plato Note allows us to draw down funding up to the $10 million maximum principal amount, at a stated interest rate of 6% per annum.  Plato may make advances to us from time to time under the Plato Note at our request, which advances will be of a revolving nature and may be made, repaid, and made from time to time.  Interest payments shall be due and payable on the tenth day following the end of each calendar quarter in which any interest is accrued and unpaid, commencing on April 10, 2013, and the principal balance outstanding under the Plato Note, together with all accrued interest and other amounts payable under the Plato Note, if any, will be due and payable on February 24, 2014.  The Plato Note is secured by substantially all of our assets.  On each of February 25 and March 13, 2013, $200,000 was drawn against the Plato Note. On March 21, 2013, we repaid $401,085, including accrued interest, and as of June 30, 2013, there was no balance outstanding under the Plato Note.

As additional consideration for the Plato Note, we issued Plato a warrant to purchase 1,250,000 shares of our common stock at an exercise price $3.20 per share (see NOTE 9 – STOCKHOLDERS’ EQUITY for more details).

Borrowing Under Amended Bank LOC

In February 2013, we borrowed $100,000 from First United Bank under the Amended Bank LOC. The Amended Bank LOC required a personal guarantee and cash collateral limited to $100,000 which was provided by Reich Family Limited Partnership, or Reich Family LP, an entity controlled by Mitchell Krassan, an officer of the Company.  On April 25, 2013, we paid the principal and interest due under the Amended Bank LOC of $100,735.  On May 1, 2013, the Amended Bank LOC expired and was not renewed.  Accordingly, the personal guarantee was canceled and the cash collateral was refunded to Reich Family LP.

Issuance of Promissory Notes

In January and February 2012, we sold 6% promissory notes for an aggregate of $900,000 with due dates of March 1, 2012.  As discussed below in Issuance and Settlement of February 2012 Notes, these promissory notes were modified on February 24, 2012 through the issuance of secured promissory notes, or the February 2012 Notes.

Issuance and Settlement of February 2012 Notes

On February 24, 2012, we issued the February 2012 Notes to an individual and an entity, or the Parties, both of which are our stockholders, in the principal base amount of $1,358,014 and $1,357,110, respectively, and granted warrants for the purchase in the aggregate of 9,000,000 shares of our common stock, or the February 2012 Warrants, pursuant to the terms of a Note Purchase Agreement, also dated February 24, 2012.  As consideration for the February 2012 Notes and the February 2012 Warrants, we received an aggregate of $1,000,000 of new funding from the Parties and the Parties surrendered certain promissory notes previously issued by us in the aggregate amount of $1,700,000 plus accrued interest of $15,124. Under the February 2012 Notes, the Parties loaned us an additional $3,000,000 during March, April, and May 2012.

On June 19, 2012, we settled $3,102,000 in principle and interest of the February 2012 Notes in exchange for the exercise of 8,145,486 warrants. As discussed below in Issuance and Payment of June 2012 Notes, the remaining balance of $2,691,847 of the February 2012 Notes was modified on June 19, 2012 through the issuance of secured promissory notes, or the June 2012 Notes, (see NOTE 9 – STOCKHOLDERS’ EQUITY, Warrants Issued in Connection with Debt, for more details).

Issuance and Payment of June 2012 Notes

On June 19, 2012, we issued the June 2012 Notes to the Parties in the principal base amounts of $2,347,128 and $2,344,719, respectively, pursuant to the terms of a note purchase agreement, or the June 2012 Note Purchase Agreement.  As consideration for the June 2012 Notes, the Parties surrendered the remaining balance of the February 2012 Notes in the aggregate amount of $1,347,128 and $1,344,719, respectively (which sums included principle and interest through June 19, 2012), and we received an aggregate of $2,000,000 of new funding from the Parties (the “June Funding”).  The principal base amount of each of the June 2012 Notes, plus any additional advance made to us thereafter, together with accrued interest at the annual rate of 6%, was due in one lump sum payment on February 24, 2014. As security for our obligations under the June 2012 Note Purchase Agreement and the June 2012 Notes, we entered into a security agreement and pledged all of our assets, tangible and intangible, as further described therein. We also granted warrants to purchase an aggregate of 7,000,000 shares of our common stock in connection with the June Funding.  On March 21, 2013, we repaid $4,882,019 including accrued interest, leaving a balance of $21,595 in accrued interest as of March 31, 2013 related to the June 2012 Notes.  On April 25, 2013, the balance of accrued interest was paid in full.

NOTE 9 – NOTES PAYABLE

Issuance of Promissory Notes

In January and February 2012, we issued 6% promissory notes for an aggregate of $900,000 with due dates of March 1, 2012. As discussed below, these promissory notes were modified on February 24, 2012 through the issuance of secured promissory notes (the “February 2012 Notes”).

In August and September 2012, we issued 6% promissory notes for an aggregate of $1,600,000 due on October 1, 2012, which due date was subsequently extended. The notes were paid in full in October 2012.

In September 2012, we issued a 6% promissory note for $200,000 due on October 15, 2012. The note was paid in full in October 2012.

Issuance of February 2012 Notes

On February 24, 2012, we issued and sold the February 2012 Notes to an individual and an entity (the “Parties”), both of which are stockholders of our company, in the principal amount of $1,358,014 and $1,357,110 respectively (the “Principal Base Amount(s)”) and granted Warrants for the purchase in the aggregate of 9,000,000 shares of our Common Stock (4,500,000 to each Party) (the “February 2012 Warrants”) pursuant to the terms of a Note Purchase Agreement (the “Note Purchase Agreement”) also dated February 24, 2012. As consideration for the February 2012 Notes and the February 2012 Warrants, we received an aggregate of $1,000,000 of new funding from the Parties (the “February Funding”), and the Parties surrendered certain promissory notes previously issued by us in the amount of $1,700,000 plus accrued interest of $15,124 (collectively known as the “Prior Notes”).

We granted 5,685,300 Warrants in consideration of the modification of the Prior Notes and 3,314,700 Warrants with the February Funding. We determined that the resulting modification of the Prior Notes was substantial in accordance with ASC 470-50, “Modifications and Extinguishments.” As such the modification was accounted for as an extinguishment and restructuring of the debt, and the 5,685,300 warrants issued in consideration of the modification were expensed. The fair value of the Prior Notes was estimated by calculating the present value of the future cash flows discounted at a market rate of return for comparable debt instruments to be $1,517,741, resulting in a debt discount of $197,383 and recognized a loss on extinguishment of debt of $10,307,864, which represented the fair value of the 5,685,300 warrants net of the difference between the carrying amount of the Prior Notes and their fair value as of the date of the modification on the accompanying consolidated financial statements.

We determined the relative fair value of the 3,314,700 Warrants granted with the February Funding to be $859,647 and recorded the amount as debt discount to be amortized over the term of the February 2012 Notes. As a result of the surrender of the February 2012 Notes on June 19, 2012 (see Issuance of June 2012 Notes below), we expensed the remaining unamortized debt discount. As of December 31, 2012, we recorded amortization of debt discount totaling $859,647 related to the February 2012 Notes on the accompanying consolidated financial statements.

Under the February 2012 Notes, the Parties loaned us an additional $3,000,000 during March, April, and May 2012.

On June 19, 2012, we settled $3,102,000 in principal and interest of the February 2012 Notes in exchange for the exercise of 8,145,486 Common Stock purchase warrants. As discussed below, the remaining balance of $2,691,847 of the February 2012 Notes was modified on June 19, 2012 through the issuance of secured promissory notes (the “June 2012 Notes”).

Issuance of June 2012 Notes

On June 19, 2012, we issued and sold secured promissory notes (the “June 2012 Notes”) to the Parties in the principal base amounts of $2,347,128 and $2,344,719, respectively pursuant to the terms of a note purchase agreement (the “June 2012 Note Purchase Agreement”). As consideration for the June 2012 Notes, the Parties surrendered the remaining balance of the February 2012 Notes in the aggregate amount of $1,347,128 and $1,344,719, respectively (which sums included principal and interest through June 19, 2012), and we received an aggregate of $2,000,000 of new funding from the Parties (the “June Funding”). The principal amount of each of the June 2012 Notes, plus any additional advance made to us thereafter, together with accrued interest at the annual rate of 6%, is due in one lump sum payment on February 24, 2014. As security for our obligations under the June 2012 Note Purchase Agreement and the June 2012 Notes, we entered into a Security Agreement and pledged all of our assets, tangible and intangible, as further described therein. We granted 7,000,000 Common Stock purchase warrants in connection with the June Funding.

We determined the relative fair value of the 7,000,000 Common Stock purchase warrants to be $1,649,890 and recorded this amount as a debt discount to be amortized over the term of the June 2012 Notes. In conjunction with the February 2012 Notes and June 2012 Notes, as of December 31, 2012, we recorded an aggregate of $547,210, as amortization of debt discount on the accompanying consolidated financial statements. At December 31, 2012, we reported a notes payable balance of $3,589,167, net of debt discount of $1,102,680 in long-term liabilities on the accompanying consolidated financial statements.

Issuance of Other Promissory Notes During 2011

On March 1, 2011, we entered into a Demand Promissory Note with our then majority stockholder wherein we could periodically borrow funds to satisfy our operational requirements. Interest accrued at 20% per annum. On October 4, 2011, this Demand Promissory Note plus accrued interest totaling $170,152 was forgiven. The forgiveness of this related party debt was included in additional paid in capital on the accompanying financial statements.

In November and December, 2011, we sold 6% Promissory Notes for an aggregate of $800,000 with due dates of March 1, 2012. At December 31, 2011, the outstanding principle balance of the Promissory Notes was $800,000. As discussed above (See Issuance of February 2012 Notes, included in this Note 9) these Notes were paid in full on February 24, 2012 through the issuance of the February 2012 Notes.

Conversion of July 2011 Secured Notes

In July 2011, VitaMed sold two senior secured promissory notes (the “Secured Notes”) in the amount of $500,000 each and also entered into a security agreement under which VitaMed pledged all of its assets to secure the obligation. The Secured Notes bear interest at the rate of 6% per annum, are due on the one year anniversary thereof, and are convertible into shares of our Common Stock at our option. We may pay the Secured Notes by delivering such number of shares of our Common Stock as shall be determined by dividing the outstanding principal then due and owing by our Share Price. For purposes of the Secured Notes, the “Share Price” shall mean the lower of the most recent price at which we offered and sold shares of our Common Stock (not including any shares issued upon the exercise of options and/or warrants or upon the conversion of any convertible securities) or the five-day average closing bid price immediately preceding the date of conversion. On June 19, 2012, we and the Parties agreed to convert the Secured Notes, and according to the terms thereof, aggregated principal and interest through June 19, 2012 of $1,054,647 was converted at $0.38 per share into an aggregate of 2,775,415 shares of our Common Stock. This resulted in a beneficial conversion feature of $6,716,504 as recorded in other income and expense on the accompanying condensed consolidated financial statements. For the years ended December 31, 2012 and 2011, we recorded an aggregate of $33,204 and $21,453, respectively, as interest expense on the accompanying consolidated financial statements.

March 2011 Bank Line of Credit

In March 2011, VitaMed entered into a Business Loan Agreement and Promissory Note with First United Bank (“1st United”) for a $300,000 bank line of credit (the “Bank LOC”) for which personal guarantees and cash collateral were required. Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family Limited Partnership,

an entity controlled by Mitchell Krassan, also an officer of VitaMed. In consideration for the personal guarantees and cash collateral, Common Stock purchase warrants for an aggregate of 613,713 shares were granted (see NOTE 10 for more details). The Bank LOC accrued interest at the rate of 3.02% per annum based on a year of 360 days and was due on March 1, 2012. We and 1st negotiated a one-year extension to the Bank LOC which was executed on March 19, 2012 (the “Bank LOC Extension”). The Bank LOC Extension accrues interest at the rate of 2.35% and is due on March 1, 2013. On November 13, 2012, the then outstanding balance of $299,220 was repaid in full and we and 1st United amended the Business Loan Agreement and Promissory Note to reflect a $100,000 bank line of credit (the “Amended Bank LOC”). In accordance with the Amended Bank LOC, the personal guarantees and cash collateral were removed for Mr. Finizio and Mr. Milligan. During the years ended December 31, 2012 and 2011, interest expense of $7,366 and $5,650, respectively, was paid and is included in interest expense on the accompanying consolidated financial statements. We have made no withdrawals against the Amended Bank LOC as of December 31, 2012.

Issuance of VitaMed Promissory Notes

In June 2011, VitaMed sold Promissory Notes (the “VitaMed Promissory Notes”) in the aggregate principal amount of $500,000. In consideration for the VitaMed Promissory Notes, Warrants for an aggregate of 613,718 shares were granted. The VitaMed Promissory Notes earn interest at the rate of 4% per annum and were due at the earlier of (i) the six month anniversary of the date of issuance and (ii) such time as VitaMed received the proceeds of a promissory note(s) issued in an amount of not less than $1,000,000 (the “Funding”). Upon the closing of the Funding in July 2011, as more fully described above in Conversion of July 2011 Secured Notes, two of the VitaMed Promissory Notes in the aggregate of $200,000 were paid in full. By mutual agreement, the remaining VitaMed Promissory Notes in the aggregate of $300,000 were extended. In October 2011, one of the VitaMed Promissory Notes for $50,000 was paid in full. Also in October 2011, by mutual agreement, VitaMed Promissory Notes in the aggregate of $100,000 were converted into 266,822 shares of our Common Stock at $0.38 per share, which represents the fair value of the shares on the date of conversion. In June 2012, a VitaMed Promissory Note held by an unaffiliated individual was paid in full including $2,160 in accrued interest. The remaining VitaMed Promissory Notes in the aggregate of $100,000 were extended to October 15, 2012 (one held by Mr. Milligan for $50,000 and one for $50,000 held by BF Investments, LLC (owned by Brian Bernick, a member of the board of directors of the Company). On October 4, 2012 these VitaMed Promissory Notes were paid in full including $5,341 in accrued interest.

In September and October 2011, VitaMed sold Convertible Promissory Notes (the “VitaMed Convertible Notes”) in the aggregate of $534,160. The VitaMed Convertible Notes earned interest at the rate of 4% per annum and were due December 1, 2011. On November 18, 2011, we and the VitaMed Convertible Noteholders entered into Debt Conversion Agreements and converted the principal and accrued interest of the VitaMed Convertible Notes into 1,415,136 shares of our Common Stock at $0.38 per share which represents the fair value of the shares on the date of conversion.

In December 2011, we issued 4% promissory notes to Mr. Finizio and Mr. Milligan and for an aggregate of $100,000 ($50,000 each) with original due dates of March 1, 2012. These promissory notes were extended by mutual agreement to June 1, 2012. In June 2012, the VitaMed Promissory Note held by Mr. Finizio was paid in full, including $888 in accrued interest. Mr. Milligan’s VitaMed Promissory Note was extended to October 15, 2012. On October 4, 2012 this VitaMed Promissory Notes was paid in full including $1,519 in accrued interest.

For the years ended December 31, 2012 and 2011, we recorded an aggregate of $6,344 and $2,390, respectively, as interest expense on the accompanying consolidated financial statements.

Conversion of 2010 Demand Promissory Note

During 2009, a non-affiliate business consultant (the “Consultant”) provided consulting services to us for $210,000. We issued the Consultant a demand promissory note for $210,000 dated November 9, 2010 (the “November 2010 Note”), which was subsequently assigned to non-affiliate entities (the “Noteholders”). On April 18, 2011, we and the Noteholders agreed that in exchange for the forbearance of the Noteholders not to make demand for repayment of the November 2010 Note for a minimum of 60 days, we would (i) cancel the November 2010 Note and (ii) issue two convertible promissory notes to the Noteholders in the principal amount of $105,000, each bearing interest at the rate of 6% per annum (the “Convertible Notes”). The Convertible Notes were due on demand any time after 60 days from the date of issuance (the “Maturity Date”). At the option of the Noteholders, the Convertible Notes could be converted into shares of our Common Stock at any time after the Maturity Date at a fixed conversion price of $0.0105 per share. The Conversion Price was not subject to adjustment at any time for any future stock split, stock combination, dividend or distribution of any kind. On October 18, 2011, we and the Noteholders entered into Debt Conversion Agreements and converted the principal of the Convertible Notes into 20,000,000 shares of our Common Stock valued at $7,600,000. The transaction was recorded as debt settlement expense on the accompanying financial statements.

NOTE I – NOTES PAYABLE

During 2009, a non-affiliate business consultant (the “Consultant”) provided consulting services to the Company in the amount of $210,000 (the “Debt”).  The Company issued the Consultant a demand promissory note for $210,000 dated November 9, 2010 (the “November 2010 Note”) which was subsequently assigned to non-affiliate entities (the “Noteholders”).  On April 18, 2011, the Company and the Noteholders agreed that in exchange for the forbearance of the Noteholders not to make demand for repayment of the November 2010 Note for a minimum of sixty (60) days, the Company would (i) cancel the November 2010 Note and (ii) issue two convertible promissory notes to the Noteholders in the principal amount of $105,000 each bearing interest at the rate of six percent (6%) per annum (the “Convertible Notes”).  The Convertible Notes were due on demand any time after sixty (60) days from the date of issuance (the “Maturity Date”).  At the option of the Noteholders, the Convertible Notes could be converted into shares of the Company’s Common Stock at any time after the Maturity Date at a fixed conversion price of $0.0105 per share.  The Conversion Price was not subject to adjustment at any time for any future stock split, stock combination, dividend or distribution of any kind.  On October 18, 2011, the Company and the Noteholders entered into Debt Conversion Agreements and converted the principal of the Convertible Notes into 20,000,000 shares of the Company’s Common Stock valued at $7,600,000.  The transaction was recorded as debt settlement expense on the accompanying financial statements.

On March 1, 2011, the Company entered into a Demand Promissory Note with the Company’s then majority shareholder wherein the Company could periodically borrow funds to satisfy its operational requirements.  Interest accrued at 20% per annum.  On October 4, 2011, this Demand Promissory Note plus accrued interest totaling $170,152 was forgiven.  The forgiveness of this related party debt was included in additional paid in capital on the accompanying financial statements.

On March 7, 2011, VitaMed entered into a Business Loan Agreement and Promissory Note  for a $300,000 bank line of credit (the “Bank LOC”) for which the bank required a personal guarantee and cash collateral.  Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family Limited Partnership, an entity controlled by Mitchell Krassan, also an officer of VitaMed.  The Bank LOC accrued interest at the rate of 3.020% per annum based on a year of 360 days and was due on March 1, 2012.  The bank and VitaMed negotiated a one-year extension to the Bank LOC which was executed on March 19, 2012 (the “Bank LOC Extension”).  The Bank LOC Extension accrues interest at the rate of 2.35% and is due on March 1, 2013.  At December 31, 2011, the outstanding principle balance of the Bank LOC was $300,000.  In consideration for the personal guarantees and cash collateral, VitaMed issued VitaMed Warrants for an aggregate of 499,998 Units (or Company Warrants for an aggregate of 613,713 shares pursuant to the Conversion Ratio).  The ten-year Company Warrants vest at the rate of an aggregate of 76,714 shares per calendar quarter end and have an exercise price of $0.2444 per share.  In the event that the Bank LOC is repaid prior to being fully vested, the Company Warrants will be reissued only for the number of shares vested through the date of repayment.  At March 31, 2012, an aggregate of 306,867 shares will be vested thereunder.

On June 1, 2011, VitaMed sold Promissory Notes (the “VitaMed Promissory Notes”) in the aggregate of $500,000 with accompanying VitaMed Warrants to purchase an aggregate of 500,000 Units (or Company Warrants to purchase an aggregate of 613,718 shares pursuant to the Conversion Ratio).  The VitaMed Promissory Notes earn interest at the rate of four percent (4%) per annum and were due at the earlier of (i) the six (6) month anniversary of the date of issuance and (ii) such time as VitaMed received the proceeds of a promissory note(s) issued in an amount of not less than $1,000,000 (the “Funding”).  Upon the closing of the Funding on July 18, 2011, as more fully described in the following paragraph, two of the VitaMed Promissory Notes in the aggregate of $200,000 were paid in full.  By mutual agreement, the remaining VitaMed Promissory Notes in the aggregate of $300,000 were extended until the Closing of the Merger.  On October 6, 2011, one of the VitaMed Promissory Notes for $50,000 was paid in full.  By mutual agreement, VitaMed Promissory Notes in the aggregate of $100,000 were converted into 266,822 shares of the Company’s Common Stock at $0.38 per share, which represents fair value of the shares on the date of conversion.  Other VitaMed Promissory Notes in the aggregate of $150,000 were extended to March 1, 2012.  At December 31, 2011, the outstanding principle balance of the VitaMed Promissory Notes was an aggregate of $150,000.  As mentioned hereinafter in FOOTNOTE O – SUBSEQUENT EVENTS, two VitaMed Promissory Notes in the aggregate of $100,000 were further extended to April 14, 2012 and one for $50,000 was further extended to June 1, 1012.  The ten-year Company Warrants have an exercise price of $0.4074 per share and none have been exercised.

On July 18, 2011, VitaMed sold two Senior Secured Promissory Notes (the “Secured Notes”) in the amount of $500,000 each and also entered into a Security Agreement under which VitaMed pledged all of its assets to secure the obligation.  The Secured Notes bear interest at the rate of six percent (6%) per annum and are due on the one (1) year anniversary thereof.  The Senior Secured Notes bear interest at the rate of six percent (6%) per annum and are due on the one (1) year anniversary of the date thereof.  The Company may pay the Senior Secured Notes by delivering such number of shares of the Company’s Common Stock as shall be determined by dividing the outstanding principal then due and owing by the Company’s Share Price.  For purposes of the Senior Secured Notes, the “Share Price” shall mean the lower of the most recent price at which the Company offered and sold shares of its Common Stock (not including any shares issued upon the exercise of options and/or warrants or upon the conversion of any convertible securities) or the five-day average closing bid price immediately preceding the date of conversion.  At December 31, 2011, the outstanding principle balance of the Secured Notes was $500,000 each.

In September and October 2011, VitaMed sold Convertible Promissory Notes (the “VitaMed Convertible Notes”) in the aggregate of $534,160.  The VitaMed Convertible Notes earned interest at the rate of four percent (4%) per annum and were due December 1, 2011.  On November 18, 2011, the Company and the VitaMed Convertible Noteholders entered into Debt Conversion Agreements and converted the principal and accrued interest of the VitaMed Convertible Notes into 1,415,136 shares of the Company’s Common Stock at $0.38 per share which represents the fair value of the shares on the date of conversion.
In November and December, 2011, the Company sold six-percent Promissory Notes for an aggregate of $800,000 with due dates of March 1, 2012.  At December 31, 2011, the outstanding principle balance of the Promissory Notes was $800,000.  As mentioned hereinafter in FOOTNOTE O – SUBSEQUENT EVENTS, these Notes were paid in full on February 24, 2012 through the issuance of Secured Promissory Notes.

In December 2011, the Company sold four-percent Promissory Notes for an aggregate of $100,000 with due dates of March 1, 2012.  At December 31, 2011, the outstanding principle balance of the Promissory Notes was $100,000.  As mentioned hereinafter in FOOTNOTE O – SUBSEQUENT EVENTS, these Notes were further extended by mutual agreement to April 14, 2012.